Common Stock for Future Issuance (Detail)	Dec. 31, 2013
Common Stock [Line Items]
Outstanding stock options	3,058,795
Restricted stock units	97,700
Outstanding common stock warrant	500,000
Possible future issuance under stock option plans	2,578,314
Total common shares reserved for future issuance	6,234,809